Note 55 - Other Information - Profit Attributable By Operating Segments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	€ 3,512,000,000	€ 5,400,000,000	€ 3,514,000,000